Note 10 - Right-of-use Asset and Leasing Liabilities (June 2020 Note) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]
	Three Months Ended		Six Months Ended
	June 30, 20 20	June 30, 201 9	June 30, 20 20	June 30, 201 9
Operating expense:
Amortization expense – Finance ROU	$11	$16	$21	$32
Lease expense – Operating ROU	82	83	165	162
Other expense:
Interest expense – Finance ROU	$—	$1	$1	$2

	Year Ended
	December 30, 2019	December 31, 2018
Operating expense:
Amortization expense – Finance ROU	59	65
Lease expense – Operating ROU	433	316
Other expense:
Interest expense – Finance ROU	4	5

Lessee, Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
Period ending June 30,	ROU Leases	ROU Leases	Total
2021	$363	$39	$402
2022	363	5	368
2023	375	—	375
2024	384	—	384
2025	159	—	159
Thereafter	—	—	—
	$1,644	$44	$1,688
Less Interest*	(183)	(1)
	$1,461	$43

	Operating	Finance
Period ending December 31,	ROU Leases	ROU Leases	Total
2020	$362	$45	$407
2021	361	21	382
2022	369	—	369
2023	380	—	380
2024	352	—	352
	$1,824	$66	$1,890
Less Interest*	(225)	(2)
	$1,599	$64